UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

ALLIANCEBERNSTEIN BALANCED SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2008

Date of reporting period: February 28, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Balanced Shares Fund

Portfolio of Investments

February 29, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 74.5%
Financials - 16.1%
Capital Markets - 2.6%
Bank of New York Mellon Corp.	170,193	$7,466,367
Franklin Resources, Inc.	110,200	10,399,574
The Goldman Sachs Group, Inc.	15,000	2,544,450
Lehman Brothers Holdings, Inc.	149,500	7,623,005
Northern Trust Corp.	120,100	8,122,363

		36,155,759

Commercial Banks - 0.7%
Wells Fargo & Co.	330,000	9,645,900

Consumer Finance - 0.1%
American Express Co.	35,400	1,497,420

Diversified Financial Services - 4.8%
Bank of America Corp.	343,600	13,654,664
Citigroup, Inc.	623,394	14,780,672
JPMorgan Chase & Co.	970,800	39,463,020

		67,898,356

Insurance - 7.9%
ACE Ltd.	592,300	33,310,952
American International Group, Inc.	699,100	32,759,826
Axis Capital Holdings Ltd.	724,800	26,723,376
Hartford Financial Services Group, Inc.	239,900	16,769,010
Willis Group Holdings Ltd.	52,500	1,724,625

		111,287,789

		226,485,224

Health Care - 12.2%
Health Care Providers & Services - 4.7%
Aetna, Inc.	274,000	13,590,400
UnitedHealth Group, Inc.	383,200	17,811,136
WellPoint, Inc. (a)	499,700	35,018,976

		66,420,512

Pharmaceuticals - 7.5%
Eli Lilly & Co.	684,300	34,228,686
Forest Laboratories, Inc. (a)	167,800	6,673,406
Merck & Co., Inc.	609,900	27,018,570
Pfizer, Inc.	423,600	9,437,808
Schering-Plough Corp.	866,100	18,794,370
Wyeth	221,500	9,661,830

		105,814,670

		172,235,182

Energy - 12.2%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	109,500	7,368,255
Cameron International Corp. (a)	60,400	2,565,792

		9,934,047

Oil, Gas & Consumable Fuels - 11.5%
Chevron Corp.	327,200	28,355,152
ConocoPhillips	393,000	32,505,030
Exxon Mobil Corp.	504,200	43,870,442
Marathon Oil Corp.	175,300	9,318,948
Noble Energy, Inc.	208,300	16,122,420
Total SA (ADR)	422,200	31,829,658

		162,001,650

		171,935,697

Industrials - 10.2%
Aerospace & Defense - 5.3%
Honeywell International, Inc.	312,900	18,004,266
Lockheed Martin Corp.	231,400	23,880,480
United Technologies Corp.	460,300	32,455,753

		74,340,499

Commercial Services & Supplies - 0.4%
Dun & Bradstreet Corp.	60,600	5,292,804

Electrical Equipment - 3.7%
Ametek, Inc.	145,300	6,188,327
Cooper Industries Ltd.-Class A	176,200	7,388,066
Emerson Electric Co.	768,900	39,183,144

		52,759,537

Industrial Conglomerates - 0.8%
General Electric Co.	350,100	11,602,314

		143,995,154

Information Technology - 10.2%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	841,000	20,495,170

Computers & Peripherals - 3.1%
Hewlett-Packard Co.	149,200	7,127,284
International Business Machines Corp.	125,400	14,278,044
Sun Microsystems, Inc. (a)	1,366,850	22,416,340

		43,821,668

Electronic Equipment & Instruments - 0.4%
Tyco Electronics Ltd.	167,800	5,520,620

IT Services - 1.0%
Accenture Ltd.-Class A	383,500	13,518,375

Semiconductors & Semiconductor Equipment - 2.6%
Applied Materials, Inc.	282,400	5,413,608
Broadcom Corp.-Class A (a)	568,900	10,757,899
Integrated Device Technology, Inc. (a)	413,200	3,466,748
Intel Corp.	267,700	5,340,615
Nvidia Corp. (a)	550,100	11,766,639

		36,745,509

Software - 1.7%
Adobe Systems, Inc. (a)	108,500	3,651,025
Microsoft Corp.	733,100	19,954,982

		23,606,007

		143,707,349

Consumer Staples - 6.1%
Food & Staples Retailing - 1.3%
Safeway, Inc.	626,800	18,014,232

Food Products - 0.9%
HJ Heinz Co.	295,700	13,043,327

Household Products - 1.1%
Procter & Gamble Co.	227,500	15,055,950

Tobacco - 2.8%
Altria Group, Inc.	324,700	23,748,558
Loews Corp. - Carolina Group	208,900	15,728,081

		39,476,639

		85,590,148

Telecommunication Services - 3.3%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	679,700	23,673,951
CenturyTel, Inc.	166,700	6,032,873
Verizon Communications, Inc.	461,500	16,761,680

		46,468,504

Consumer Discretionary - 3.3%
Media - 3.3%
Comcast Corp.-Class A (a)	139,659	2,728,937
Gannett Co., Inc.	273,300	8,239,995
News Corp.-Class A	699,900	12,885,159
Omnicom Group, Inc.	121,400	5,422,938
Time Warner, Inc.	541,000	8,445,010
Viacom, Inc.-Class B (a)	213,000	8,466,750

		46,188,789

Materials - 0.8%
Chemicals - 0.8%
Dow Chemical Co.	197,000	7,424,930
Eastman Chemical Co.	49,500	3,257,595

		10,682,525

Utilities - 0.1%
Electric Utilities - 0.1%
FirstEnergy Corp.	32,000	2,162,880

Total Common Stocks (cost $968,225,579)		1,049,451,452

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 10.4%
Industrial - 4.7%
Basic - 0.6%
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	$564	620,226
The Dow Chemical Co.
7.375%, 11/01/29	65	70,833
Eastman Chemical Co.
7.25%, 1/15/24	565	582,764
Inco Ltd.
7.75%, 5/15/12	1,845	2,050,110
International Paper Co.
4.25%, 1/15/09	525	526,460
Lubrizol Corp.
5.50%, 10/01/14	1,020	1,023,839
Noranda, Inc.
6.00%, 10/15/15	1,160	1,146,000
Packaging Corp. of America
4.375%, 8/01/08	1,265	1,264,491
Southern Copper Corp.
7.50%, 7/27/35	685	704,276
Weyerhaeuser Co.
7.375%, 3/15/32	905	854,133

		8,843,132

Capital Goods - 0.5%
CRH America, Inc.
6.00%, 9/30/16	530	510,747
Hanson Australia Funding Ltd.
5.25%, 3/15/13	945	951,534
Hutchison Whampoa International Ltd.
7.45%, 11/24/33 (b)	355	370,785
John Deere Capital Corp.
4.875%, 3/16/09	875	886,480
Lafarge SA
6.15%, 7/15/11	629	659,159
Masco Corp.
7.75%, 8/01/29	875	856,295
Tyco International Group SA
6.00%, 11/15/13	1,005	1,055,967
Vulcan Materials Co.
5.60%, 11/30/12	860	900,548
Waste Management, Inc.
6.375%, 11/15/12	475	508,334

		6,699,849

Communications - Media - 0.5%
British Sky Broadcasting Group PLC
6.875%, 2/23/09	850	878,738
BSKYB Finance UK PLC
5.625%, 10/15/15 (b)	480	479,820
CBS Corp.
7.875%, 7/30/30	225	226,509
News America Holdings, Inc.
9.25%, 2/01/13	350	411,136
News America, Inc.
5.30%, 12/15/14	1,060	1,072,947
RR Donnelley & Sons Co.
5.50%, 5/15/15	990	955,672
Time Warner Cos, Inc.
7.57%, 2/01/24	375	392,297
Time Warner Entertainment Co.
8.375%, 3/15/23	1,405	1,589,696
WPP Finance Corp.
5.875%, 6/15/14	1,000	1,108,115

		7,114,930

Communications - Telecommunications - 0.9%
Bellsouth Capital Funding Corp.
7.12%, 7/15/97	1,860	1,877,934
BellSouth Corp.
5.20%, 9/15/14	1,505	1,535,837
Embarq Corp.
7.082%, 6/01/16	1,470	1,463,629
GTE Corp.
8.75%, 11/01/21	1,530	1,813,491
Nextel Communications, Inc.
Series F
5.95%, 3/15/14	940	700,300
Qwest Corp.
7.50%, 10/01/14	890	881,100
7.875%, 9/01/11	660	671,550
Sprint Capital Corp.
7.625%, 1/30/11	805	714,438
Telefonos de Mexico SAB de CV
4.50%, 11/19/08	1,137	1,141,775
Telus Corp.
8.00%, 6/01/11	425	472,138
TPSA Finance BV
7.75%, 12/10/08 (b)	200	206,560
Vodafone Group PLC
7.875%, 2/15/30	815	923,099

		12,401,851

Consumer Cyclical - Other - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	789	809,552
7.875%, 5/01/12	422	448,413
Toll Brothers Finance Corp.
5.15%, 5/15/15	150	137,276
Wyndham Worldwide Corp.
6.00%, 12/01/16	666	621,684

		2,016,925

Consumer Cyclical - Retailers - 0.1%
Macys Retail Holdings, Inc.
4.80%, 7/15/09	895	895,400
6.30%, 4/01/09	870	875,233

		1,770,633

Consumer Non-Cyclical - 1.0%
Altria Group, Inc.
7.75%, 1/15/27	820	1,021,999
Bristol-Myers Squibb Co.
6.875%, 8/01/97	1,855	1,889,099
Bunge Ltd Finance Corp.
5.875%, 5/15/13	415	431,634
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (b)	1,415	1,432,861
Fisher Scientific International, Inc.
6.125%, 7/01/15	1,740	1,755,782
Kraft Foods, Inc.
5.25%, 10/01/13	845	854,603
Kroger Co.
6.80%, 4/01/11	1,055	1,138,578
7.25%, 6/01/09	875	906,264
Reynolds American, Inc.
7.25%, 6/01/12	880	935,986
7.625%, 6/01/16	860	910,726
Safeway, Inc.
4.95%, 8/16/10	785	804,826
5.80%, 8/15/12	870	922,845
Sara Lee Corp.
6.125%, 11/01/32	425	386,646

		13,391,849

Energy - 0.5%
Amerada Hess Corp.
7.30%, 8/15/31	770	869,785
Canadian Natural Resources Ltd.
5.15%, 2/01/13	250	257,715
Gaz Capital for Gazprom
6.212%, 11/22/16 (b)	1,880	1,773,404
The Premcor Refining Group, Inc.
7.50%, 6/15/15	614	644,551

Statoilhydro Asa
6.36%, 1/15/09	15	15,393
Transocean, Inc.
7.50%, 4/15/31	835	918,108
Valero Energy Corp.
4.75%, 6/15/13	710	716,045
XTO Energy, Inc.
7.50%, 4/15/12	985	1,108,478

		6,303,479

Services - 0.1%
The Western Union Co.
5.93%, 10/01/16	1,765	1,787,364

Technology - 0.3%
Computer Sciences Corp.
5.50%, 3/15/13 (b)	465	471,285
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13	1,730	1,769,352
Motorola, Inc.
6.50%, 9/01/25	535	459,630
7.50%, 5/15/25	90	79,632
Xerox Capital Trust I
8.00%, 2/01/27	710	721,653
Xerox Corp.
7.625%, 6/15/13	165	171,427

		3,672,979

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14	1,725	1,667,220

Transportation - Railroads - 0.0%
CSX Corp.
5.50%, 8/01/13	280	287,220
Norfolk Southern Corp.
7.90%, 5/15/97	235	265,489

		552,709

Transportation - Services - 0.0%
FedEx Corp.
3.50%, 4/01/09	181	180,924

		66,403,844

Financial Institutions - 4.7%
Banking - 2.2%
BankAmerica Capital II
Series 2
8.00%, 12/15/26	559	580,378
Barclays Bank PLC
8.55%, 6/15/11 (b)(c)	705	756,935

The Chuo Mitsui Trust & Banking Co., Ltd.
5.506%, 4/15/15 (b)(c)	1,745	1,467,828
Citicorp
Series MTNF
6.375%, 11/15/08	169	172,419
Citigroup Capital XXI
8.30%, 12/21/57 (c)	900	913,734
Citigroup, Inc.
3.625%, 2/09/09	910	910,421
Dresdner Funding Trust I
8.151%, 6/30/31 (b)	1,860	1,829,198
Fleet National Bank
5.75%, 1/15/09	870	885,089
HBOS PLC
6.413%, 10/01/35 (b)(c)	2,100	1,661,633
HSBC Bank USA
5.875%, 11/01/34	1,760	1,571,196
JP Morgan Chase & Co.
6.00%, 2/15/09	875	889,999
Mizuho JGB Investment LLC
9.87%, 6/30/08 (b)(c)	390	394,111
Morgan J P & Co., Inc.
6.00%, 1/15/09	870	886,212
6.25%, 1/15/09	824	840,731
MUFG Capital Finance 1 Ltd.
6.346%, 7/29/49 (c)	1,290	1,130,477
NB Capital Trust IV
8.25%, 4/15/27	485	504,318
North Fork Bancorporation, Inc.
5.875%, 8/15/12	810	778,373
Popular North America, Inc.
4.25%, 4/01/08	270	269,829
Rabobank Capital Funding II
5.26%, 12/31/13 (b)(c)	780	744,277
RBS Capital Trust III
5.512%, 9/30/14 (c)	1,100	1,007,862
Regions Financial Corp
6.375%, 5/15/12	1,250	1,309,811
Regions Financing Trust II
6.625%, 5/15/47 (c)	1,290	1,006,295
Resona Preferred Global Securities
7.191%, 7/30/15 (b)(c)	800	744,928
Sovereign Bancorp, Inc.
4.80%, 9/01/10	1,335	1,322,949

Sumitomo Mitsui Banking Corp.
5.625%, 10/15/15 (b)(c)	385	344,100
UBS Preferred Funding Trust II
7.247%, 6/26/11 (c)	1,000	1,069,465
UBS Preferred Funding Trust V
Series 1
6.243%, 5/15/16 (c)	1,815	1,700,227
UFJ Finance Aruba AEC
6.75%, 7/15/13	1,110	1,230,930
Unicredito Italiano Capital Trust II
9.20%, 10/05/10 (b)(c)	1,320	1,441,902
Union Bank of California
5.95%, 5/11/16	405	396,506
Union Planters Corp.
7.75%, 3/01/11	828	903,914
Wachovia Corp
6.15%, 3/15/09	860	871,524
Washington Mutual, Inc.
4.20%, 1/15/10	75	70,808
Western Financial Bank
9.625%, 5/15/12	345	371,282

		30,979,661

Brokerage - 0.6%
Bear Stearns Co., Inc.
5.55%, 1/22/17	1,020	886,291
7.625%, 12/07/09	850	885,491
The Goldman Sachs Group, Inc.
3.875%, 1/15/09	724	725,227
5.70%, 9/01/12	1,835	1,939,968
7.35%, 10/01/09	196	208,241
Lazard Group
6.85%, 6/15/17	920	911,181
Lehman Brothers Holdings, Inc.
7.875%, 11/01/09	845	884,473
Merrill Lynch & Co., Inc.
6.00%, 2/17/09	870	882,669
Series MTNC
4.125%, 1/15/09 - 9/10/09	1,186	1,184,284

		8,507,825

Finance - 0.7%
American General Finance Corp.
4.875%, 7/15/12	405	398,833
Capital One Bank
6.50%, 6/13/13	1,130	1,119,515
Capital One Financial Corp.
5.50%, 6/01/15	173	159,604
CIT Group Funding Co. of Canada
5.20%, 6/01/15	1,075	898,429
CIT Group, Inc.
3.375%, 4/01/09	870	845,358
7.625%, 11/30/12	875	881,110

Countrywide Financial Corp.
6.25%, 5/15/16	1,278	1,098,741
Series MTN
5.80%, 6/07/12	382	343,346
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11	32	28,127
General Electric Capital Corp.
5.875%, 2/15/12	1,580	1,685,786
iStar Financial, Inc.
5.15%, 3/01/12	160	133,635
6.00%, 12/15/10	565	499,849
Series B
5.95%, 10/15/13	360	288,739
SLM Corp.
5.125%, 8/27/12	1,010	883,760
5.375%, 1/15/13	1,335	1,157,499

		10,422,331

Insurance - 0.9%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	165	172,017
Assurant, Inc.
5.625%, 2/15/14	895	870,144
CNA Financial Corp.
5.85%, 12/15/14	340	339,637
Genworth Financial, Inc.
4.75%, 6/15/09	489	493,312
5.231%, 5/16/09	434	440,441
ING Capital Funding Trust III
8.439%, 12/31/10 (c)	1,000	1,087,280
ING Groep NV
5.775%, 12/08/15 (c)	2,070	1,876,200
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)	1,600	1,642,387
7.80%, 3/15/37 (b)	520	431,007
North Front Pass Through Trust
5.81%, 12/15/24 (b)(c)	2,213	2,172,763
Prudential Financial, Inc.
5.15%, 1/15/13	520	530,717
UnitedHealth Group, Inc.
5.25%, 3/15/11	635	653,059
WellPoint, Inc.
5.25%, 1/15/16	425	415,624
ZFS Finance USA Trust I
6.15%, 12/15/65 (b)(c)	1,000	879,380

		12,003,968

REITS - 0.3%
ERP Operating LP
5.25%, 9/15/14	935	874,763
HCP, Inc.
5.95%, 9/15/11	885	859,751
Regency Centers LP
5.25%, 8/01/15	1,800	1,659,632
Simon Property Group LP
5.625%, 8/15/14	957	961,683

		4,355,829

		66,269,614

Utility - 1.0%
Electric - 0.6%
Consumers Energy Co.
Series D
5.375%, 4/15/13	1,200	1,261,829
Dominion Resources, Inc./VA
7.50%, 6/30/66 (c)	1,765	1,693,278
FirstEnergy Corp.
Series B
6.45%, 11/15/11	1,025	1,085,383
FPL Group Capital, Inc.
6.35%, 10/01/66 (c)	430	395,797
6.65%, 6/15/67 (c)	1,290	1,206,827
Pacific Gas & Electric Co.
3.60%, 3/01/09	885	888,922
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (b)	1,200	1,274,138

		7,806,174

Natural Gas - 0.4%
CenterPoint Energy Resources Corp.
Series B
7.875%, 4/01/13	1,615	1,829,007
Enterprise Products Operating LP
Series B
5.60%, 10/15/14	1,305	1,327,865
Texas Eastern Transmission Corp.
7.30%, 12/01/10	1,700	1,874,171
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (c)	965	881,324

		5,912,367

		13,718,541

Total Corporates - Investment Grades (cost $148,773,230)		146,391,999

GOVERNMENTS - TREASURIES - 5.5%
Treasuries - 5.5%
U.S. Treasury Bonds
4.50%, 2/15/36	25,265	25,586,725
8.75%, 5/15/17	8,432	11,844,329

U.S. Treasury Notes
4.25%, 11/15/17	18,369	19,418,035
4.875%, 5/31/11	19,605	21,386,291

Total Governments - Treasuries (cost $75,486,938)		78,235,380

MORTGAGE PASS-THRU’S - 1.5%
Agency ARMS - 0.9%
Federal Home Loan Mortgage Corp.
Series 2006
5.932%, 1/01/37 (d)	637	656,278
6.022%, 9/01/36 (d)	3,556	3,676,445
6.158%, 12/01/36 (d)	647	667,757
Series 2007
5.989%, 2/01/37 (d)	675	697,978
6.093%, 1/01/37 (d)	306	316,404
6.116%, 1/01/37 (d)	2,706	2,801,577
Federal National Mortgage Association
Series 2006
6.001%, 5/01/36 (d)	1,213	1,257,501
Series 2007
5.744%, 12/01/36 (d)	674	698,075
5.786%, 8/01/37 (d)	1,609	1,706,995
5.925%, 2/01/37 (d)	718	743,616

		13,222,626

Agency Fixed Rate 30-Year - 0.6%
Federal Gold Loan Mortgage Corp.
Series 2006
7.00%, 8/01/36	4,728	4,972,040
Federal National Mortgage Association
Series 2006
6.50%, 9/01/36	2,628	2,725,304

		7,697,344

Total Mortgage Pass-Thru’s (cost $20,413,373)		20,919,970

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
Non-Agency Fixed Rate CMBS - 1.3%
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-PW10, Class A4
5.405%, 12/11/40	7,520	6,999,074
Greenwich Capital Commercial Funding Corp.
Series 2003-C2, Class A3
4.533%, 1/05/36	5,000	4,935,543
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A2
3.992%, 10/15/29	1,095	1,080,843
Series 2007-C7, Class A3
5.866%, 9/15/45	4,925	4,757,450

Total Commercial Mortgage-Backed Securities (cost $18,769,429)		17,772,910

EMERGING MARKETS - SOVEREIGNS - 0.9%
Non Corporate Sectors - 0.9%
Sovereign - 0.9%
Argentina Bonos
7.00%, 10/03/15	2,090	1,704,279
Republic of Brazil
8.25%, 1/20/34	2,190	2,636,760
Republic of Indonesia
6.875%, 1/17/18 (b)	1,578	1,641,120
Republic of Panama
9.375%, 4/01/29	1,480	1,949,900
Republic of Peru
8.75%, 11/21/33	2,090	2,709,685
Republic of Philippines
8.25%, 1/15/14	1,892	2,133,230
8.875%, 3/17/15	342	400,140

Total Emerging Markets - Sovereigns (cost $13,308,814)		13,175,114

INFLATION-LINKED SECURITIES - 0.6%
U.S. Treasury Notes
2.375%, 4/15/11 (TIPS) (cost $8,142,548)	8,239	8,911,349

ASSET-BACKED SECURITIES - 0.6%
Home Equity Loans - Floating Rate - 0.4%
Household Home Equity Loan trust
Series 2007-1, Class M1
3.494%, 3/20/36 (d)	2,680	1,745,350
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
3.245%, 11/25/36 (d)	1,450	1,355,298
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
3.265%, 4/25/37 (d)	2,214	2,140,391
Option One Mortgage Loan Trust
Series 2007-2, Class M1
3.495%, 3/25/37 (d)	930	271,700

		5,512,739

Home Equity Loans - Fixed Rate - 0.1%
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	2,775	1,999,185

Other ABS - Floating Rate - 0.1%
Neapolitan Segregated Portfolio
Series 2007-1A, Class I
4.122%, 3/30/46 (b)(d)(e)	655	45,850

Petra CRE CDO Ltd.
Series 2007-1A, Class C
4.235%, 2/25/47 (b)(d)	795	611,032

		656,882

Total Asset-Backed Securities (cost $11,478,960)		8,168,806

CORPORATES - NON-INVESTMENT GRADES - 0.6%
Industrial - 0.3%
Basic - 0.0%
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15	345	362,681
8.375%, 4/01/17	345	365,700

		728,381

Capital Goods - 0.1%
Bombardier, Inc.
6.75%, 5/01/12 (b)	370	366,300
Owens Corning, Inc.
6.50%, 12/01/16	558	505,025

		871,325

Communications - Media - 0.1%
Clear Channel Communications, Inc.
5.50%, 9/15/14	840	554,400
Echostar DBS Corp.
6.625%, 10/01/14	100	96,250
7.125%, 2/01/16	260	255,450

		906,100

Communications - Telecommunications - 0.0%
Windstream Corp.
8.125%, 8/01/13	827	824,933

Consumer Cyclical - Other - 0.1%
DR Horton, Inc.
6.50%, 4/15/16	315	277,200
Harrah’s Operating Co., Inc.
5.625%, 6/01/15	656	393,600
5.75%, 10/01/17	66	37,620
6.50%, 6/01/16	208	124,280
MGM Mirage
6.75%, 9/01/12	310	291,400
Wynn Las Vegas Capital Corp.
6.625%, 12/01/14	230	220,800

		1,344,900

		4,675,639

Financial Institutions - 0.2%
Banking - 0.2%
Northern Rock PLC
5.60%, 4/30/14 (b)(c)	2,975	2,008,125

Utility - 0.1%
Electric - 0.1%
Dynegy Holdings, Inc.
8.375%, 5/01/16	395	386,113
Edison Mission Energy
7.00%, 5/15/17	280	275,100
NRG Energy, Inc.
7.25%, 2/01/14	365	356,331
Reliant Energy, Inc.
7.625%, 6/15/14	375	370,312

		1,387,856

Total Corporates - Non-Investment Grades (cost $9,578,866)		8,071,620

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Russian Federation
7.50%, 3/31/30 (b)(f)	4,940	5,631,714
United Mexican States
5.625%, 1/15/17	1,448	1,502,300

Total Governments - Sovereign Bonds (cost $7,041,370)		7,134,014

AGENCIES - 0.4%
Agency Debentures - 0.4%
Federal Home Loan Bank
5.00%, 11/17/17	3,825	4,053,027
Federal Home Loan Mortgage Corp.
5.125%, 11/17/17	1,445	1,539,454

Total Agencies (cost $5,383,277)		5,592,481

	Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 0.3%
Industrial - 0.1%
Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (b)	1,200	1,312,500

Utility - 0.1%
Electric - 0.1%
Dte Energy Trust I
7.80%	45,000	1,142,550

Financial Institutions - 0.1%
Banking - 0.1%
Royal Bank of Scotland Group PLC
5.75%	50,000	1,059,500

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25%	26,650	682,240

Total Non-Convertible - Preferred Stocks (cost $4,488,340)		4,196,790

	Principal Amount (000)
LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
Texas - 0.1%
Dallas-Fort Worth Int’l Arpt Fac Impr Corp. MBIA FSA 7.07%, 11/01/24 (cost $2,041,264)	$2,000	2,063,200

CMOS - 0.1%
Non-Agency Fixed Rate - 0.1%
Deutsche Mortgage Securities, Inc. Series 2005-WF1, Class 1A1 5.077%, 6/26/35 (b)	1,084	1,071,823

Non-Agency Floating Rate - 0.0%
Countrywide Alternative Loan Trust Series 2007-OA3, Class M1 3.445%, 4/25/47 (d)(e)	780	281,750

Total CMOs (cost $1,848,125)		1,353,573

	Shares
PREFERRED STOCKS - 0.0%
Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp. 8.375% (cost $451,250)	18,050	464,787

SHORT-TERM INVESTMENTS - 2.2%
Investment Companies - 2.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (g) (cost $31,183,904)	31,183,904	31,183,904

Total Investments - 99.5% (cost $1,326,615,267)		1,403,087,349
Other assets less liabilities - 0.5%		6,448,718

Net Assets - 100.0%		$1,409,536,067

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate market value of these securities amounted to $33,207,766 or 2.4% of net assets.

(c)	Variable rate coupon, rate shown as of February 29, 2008.

(d)	Floating Rate Security. Stated interest rate was in effect at February 29, 2008.

(e)	Illiquid security, valued at fair value.

(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 29, 2008.

(g)	Investment in affiliated money market mutual fund.

The Fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of February 29, 2008, the Fund’s total exposure to subprime investments was 0.53%. These investments are valued in accordance with the Fund’s Valuation Policies.

Glossary:
ADR	-	American Depositary Receipt
FSA	-	Financial Security Assurance Inc.
MBIA	-	Municipal Bond Investors Assurance
TIPS	-	Treasury Inflation Protected Security

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$1,081,694,856	$0
Level 2	294,625,668	0
Level 3	26,766,825	0

Total	$1,403,087,349	$0
*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 11/30/2007	$42,538,656	$0
Accrued discounts/premiums	(32,806)	0
Realized gain (loss)	(2,666,448)	0	*
Change in unrealized appreciation/depreciation	1,669,461	0
Net purchases (sales)	(10,890,488)	0
Net transfers in and/or out of Level 3	(3,851,550)	0

Balance as of 2/29/08	$26,766,825	$0
Net change in unrealized appreciation/depreciation from investments still held as of 2/29/08	$(824,743)	$0

*	The realized gain (loss) recognized during the period ended 2/29/08 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Balanced Shares, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	April 23, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2008